Janus Henderson VIT Global Sustainable Equity Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares		Value
Common Stocks– 98.5%
Auto Components – 1.6%
Aptiv PLC*	841	$65,775
Building Products – 1.4%
Advanced Drainage Systems Inc	449	55,842
Containers & Packaging – 1.0%
DS Smith PLC	14,603	41,455
Diversified Financial Services – 0.2%
Linklogis Inc - Class B (144A)*	20,500	8,484
Electric Utilities – 1.7%
SSE PLC	3,920	66,449
Electrical Equipment – 5.6%
Legrand SA	1,340	86,563
Nidec Corp	900	50,706
Schneider Electric SE	782	87,720
		224,989
Electronic Equipment, Instruments & Components – 6.9%
IPG Photonics Corp*	726	61,238
Murata Manufacturing Co Ltd	1,100	50,535
Shimadzu Corp	2,400	62,480
TE Connectivity Ltd	928	102,414
		276,667
Entertainment – 2.0%
Nintendo Co Ltd	2,000	80,996
Equity Real Estate Investment Trusts (REITs) – 4.1%
Crown Castle International Corp	396	57,242
Equinix Inc	101	57,453
Prologis Inc	481	48,870
		163,565
Food Products – 0.5%
McCormick & Co Inc/MD	266	18,958
Health Care Equipment & Supplies – 0.3%
Nanosonics Ltd*	4,656	10,180
Health Care Providers & Services – 5.2%
Encompass Health Corp	1,580	71,463
Enhabit Inc*	790	11,092
Humana Inc	256	124,209
		206,764
Independent Power and Renewable Electricity Producers – 4.2%
Boralex Inc - Class A	3,000	95,287
Innergex Renewable Energy Inc	5,795	72,962
		168,249
Information Technology Services – 2.3%
Mastercard Inc	316	89,851
Insurance – 13.4%
AIA Group Ltd	9,000	74,725
Aon PLC - Class A	468	125,363
Intact Financial Corp	886	125,401
Marsh & McLennan Cos Inc	659	98,382
Progressive Corp/The	937	108,889
		532,760
Leisure Products – 1.6%
Shimano Inc	400	63,049
Life Sciences Tools & Services – 1.9%
ICON PLC*	415	76,269
Machinery – 8.1%
Evoqua Water Technologies Corp*	2,832	93,654
Knorr-Bremse AG	811	35,156
Wabtec Corp	1,433	116,575
Xylem Inc/NY	875	76,440
		321,825
Professional Services – 1.8%
Wolters Kluwer NV	718	69,895
Semiconductor & Semiconductor Equipment – 12.7%
ASML Holding NV	141	58,477
Lam Research Corp	206	75,396
Microchip Technology Inc	1,757	107,230
NVIDIA Corp	761	92,378
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	986	67,600

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	679	$105,096
		506,177
Software – 15.9%
Atlassian Corp PLC - Class A*	382	80,445
Autodesk Inc*	769	143,649
Bill.com Holdings Inc*	223	29,518
Cadence Design Systems Inc*	501	81,878
Microsoft Corp	1,070	249,203
Workday Inc - Class A*	322	49,015
		633,708
Specialty Retail – 1.3%
Home Depot Inc	183	50,497
Textiles, Apparel & Luxury Goods – 1.5%
adidas AG	241	27,964
NIKE Inc - Class B	372	30,921
		58,885
Thrifts & Mortgage Finance – 1.9%
Walker & Dunlop Inc	915	76,613
Wireless Telecommunication Services – 1.4%
T-Mobile US Inc*	429	57,559
Total Common Stocks (cost $4,978,662)		3,925,461
Investment Companies– 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $121,945)	121,934	121,946
Total Investments (total cost $5,100,607) – 101.6%		4,047,407
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(64,155)
Net Assets – 100%		$3,983,252

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,654,609	65.6%
Japan	307,766	7.6
Canada	293,650	7.2
France	174,283	4.3
Netherlands	128,372	3.2
United Kingdom	107,904	2.7
Australia	90,625	2.2
Ireland	76,269	1.9
Hong Kong	74,725	1.8
Taiwan	67,600	1.7
Germany	63,120	1.6
China	8,484	0.2

Total	$4,047,407	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$1,333	$(1)	$1	$121,946

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	-	5,303,037	(5,181,091)	121,946

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $8,484, which represents 0.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Containers & Packaging	$-	$41,455	$-
Diversified Financial Services	-	8,484	-
Electric Utilities	-	66,449	-
Electrical Equipment	-	224,989	-
Electronic Equipment, Instruments & Components	163,652	113,015	-
Entertainment	-	80,996	-
Health Care Equipment & Supplies	-	10,180	-
Insurance	458,035	74,725	-
Leisure Products	-	63,049	-
Machinery	286,669	35,156	-
Professional Services	-	69,895	-
Semiconductor & Semiconductor Equipment	447,700	58,477	-
Textiles, Apparel & Luxury Goods	30,921	27,964	-
All Other	1,663,650	-	-
Investment Companies	-	121,946	-
Total Assets	$3,050,627	$996,780	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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